PRODUCT WARRANTIES (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
PRODUCT WARRANTIES
Summary of Warranty reserve activity

The warranty reserve activity consisted of the following (in thousands):

	Three Fiscal Quarters Ended
	October 2,2021	September 26, 2020
Balance at the beginning of the year	$2,882	$2,846
Accruals for warranties issued	4,369	2,270
Less: Settlements made (in cash or in kind)	(3,825)	(2,501)
Balance at the end of the year	$3,426	$2,615

The warranty reserve activity consisted of the following (in thousands):

	Year Ended
	December 31,
	2019	2020
Balance at the beginning of the year	$1,977	$2,846
Accruals for warranties issued	3,729	3,966
Warranty liabilities assumed in GLI Acquisition	—	118
Less: Settlements made (in cash or in kind)	(2,860)	(4,048)
Balance at the end of the year	2,846	2,882
Less: Current portion of accrued warranty costs	(2,663)	(2,705)
Accrued warranty costs — less current portion	$183	$177